Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of assets and liabilities held for sale [Abstract]
Disclosure of assets and liabilities held for sale	The total assets and liabilities held for sale at 31 December 2024 and 2023, which are in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2024	2023
Property, plant and equipment	1,981	49
Intangible assets	333	3
Investments in joint ventures	1,182	—
Loans	—	1
Cash	65	—
Trade and other receivables	520	98
Assets classified as held for sale	4,081	151
Trade and other payables	(264)	(1)
Lease liabilities	(58)	(40)
Finance debt	(720)	—
Provisions	(63)	(10)
Defined benefit pension plan and other post-employment benefit plan deficits	—	(11)
Liabilities directly associated with assets classified as held for sale	(1,105)	(62)